LONG-TERM LOANS (Narrative) (Details) - SBS acquisition [Member] - USD ($) $ in Thousands		12 Months Ended
	Oct. 13, 2024	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Secured credit facility		$ 100,000
Amount of drawn down credit facility		60,000
Line of Credit [Member]
Debt Instrument [Line Items]
Secured credit facility	$ 100,000
Amount of drawn down credit facility	60,000
Net of issuance expenses	$ 1,684
Credit Facility maturity rate per annum	5% - 10% per annum
Credit Facility bears interest rate frequency of payment	annual
Line of credit facility, interest expenses	$ 6,068
Short-term debt, outstanding balance		$ 2,000	$ 2,000
Short-term debt, loan bearing interest rate		14.00%	14.00%
Minimum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Contractual interest rate for funds borrowed, under the debt agreement	2.85%
Maximum [Member] | Line of Credit [Member]
Debt Instrument [Line Items]
Contractual interest rate for funds borrowed, under the debt agreement	3.60%